Cover	Aug. 18, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2021
Entity File Number	001-39428
Entity Registrant Name	Kismet Acquisition One Corp
Entity Central Index Key	0001814824
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19715
City Area Code	(302)
Local Phone Number	738-6680
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Ordinary Share and one-half of one Warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one-half of one Warrant
Trading Symbol	KSMTU
Security Exchange Name	NASDAQ
Ordinary Shares, no par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	KSMT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	KSMTW
Security Exchange Name	NASDAQ